COMMITMENTS - CAPITAL COMMITMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
COMMITMENTS [abstract]
Contracted but not provided for	¥ 444,270	¥ 804,298
Authorized but not contracted for	505,730	1,178,032
Total capital commitments	¥ 950,000	¥ 1,982,330